2023 Term Loan and Warrants (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 01, 2025	Aug. 31, 2025	Jul. 31, 2024	Sep. 30, 2022
2023 Term Loan and Warrants [Line Items]
Principal amount					$ 352,000
Interest rate										2.88%
Stated rate per annum					17.00%
Warrants exercised	3,230,558		3,230,558
Warrants outstanding					500,000
Interest Payable					$ 352,000	$ 0
Fair value of warrants issued			$ (72,000)	$ (7,000)
Unamortized debt discount					187,000	43,000
Amortization of debt discount	$ 540,000	$ 11,000	$ 668,000	$ 11,000	$ 1,500	$ 1,300
Warrants [Member]
2023 Term Loan and Warrants [Line Items]
Warrants issued					1,748,829
Exercise price per share	$ 1.4		$ 1.4
Warrants exercised	55,154		55,154
Preferred Stock Warrants [Member]
2023 Term Loan and Warrants [Line Items]
Exercise price per share	$ 2.79		$ 2.79
Warrants exercised					110,000
Warrants outstanding	55,154		55,154		110,000	220,000
Common Stock Warrants [Member]
2023 Term Loan and Warrants [Line Items]
Warrants issued					1,000,000
Exercise price per share					$ 0.01
Warrants exercised								750,000
Warrants outstanding	5,250,146		5,250,146		1,000,000		2,398,869		250,000
Fair value of warrants issued			$ 2,400,000
2023 Term Loan [Member]
2023 Term Loan and Warrants [Line Items]
Principal amount					$ 5,500,000
Interest rate					17.00%
Interest Payable					$ 164,000
Fair value of warrants issued					$ 242,000	$ 76,000
2023 Term Loan [Member] | Common Stock Warrants [Member]
2023 Term Loan and Warrants [Line Items]
Warrants issued					250,000
2023 Term Loan [Member] | Series F Redeemable Convertible Preferred Stock [Member] | Warrants [Member]
2023 Term Loan and Warrants [Line Items]
Warrants issued					220,000
Exercise price per share					$ 1.4